Taxes (Schedule Of Cash Taxes Paid) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Taxes [Abstract]
Income taxes paid, net of amounts refunded	$ 762	$ 430	$ 158
Employment taxes paid	1,231	1,296	1,349
Property and other taxes paid	1,883	1,963	2,065
Total taxes paid	$ 3,876	$ 3,689	$ 3,572